Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net interest (income) expense	$ 0	$ 0	$ 0	$ 0
Net interest (income) expense	0	0	0	0
Other employee future benefit plans
Disclosure of defined benefit plans [line items]
Net interest (income) expense	(1)	(1)	(3)	(4)
Net interest (income) expense	1	1	3	4
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	43	44	131	133
Net interest (income) expense	(13)	(12)	(41)	(38)
Impact of plan amendments	0	0	0	(19)
Administrative expense	2	2	7	9
Benefits expense	32	34	97	85
Government pension plans expense	101	96	326	310
Defined contribution expense	71	66	254	244
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	204	196	677	639
Net interest (income) expense	13	12	41	38
Other employee future benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	1	2	4	5
Net interest (income) expense	10	9	27	28
Impact of plan amendments	0	0	0	0
Administrative expense	0	0	0	0
Benefits expense	11	11	31	33
Government pension plans expense	0	0	0	0
Defined contribution expense	0	0	0	0
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	11	11	31	33
Net interest (income) expense	$ (10)	$ (9)	$ (27)	$ (28)